Note 5 - Research and Development Projects	12 Months Ended
Dec. 31, 2013
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
5.	Research and Development Projects

We have a research agreement signed in September 2012, amended in April 2013 and again in September 2013, with a major university in Southern California to conduct contract research in additional compounds covered under our pending patents. This agreement calls for payment of all research costs relating to the study of dosage and efficacy of bile salts on the atherosclerotic plaque in a non-human model. The total cost of the amended project was $236,323, paid in four installments over the estimated one year length of the study. During the year ended December 31, 2013 and 2012, we recorded $120,327 and $115,996, respectively, to Research and Development pursuant to the agreement. The final report on this research project was received in early 2014.

The Company has multiple testing agreements signed in 2012 and in August 2013 for testing of the oral toxicity of AHRO-001 in non-human models. Each agreement can be terminated anytime and there are no commitments or guarantees other than to reimburse costs incurred prior to termination.

A study initiated in September 2012, with a cost of approximately $507,000, has been completed and final research reports were received during 2013. Project costs of $389,785 and $116,545 have been recorded as part of Research and Development costs on the accompanying statement of operations for the year ended December 31, 2013 and 2012 respectively.

Studies authorized in August 2013, with a cost of approximately $224,600, have both completed the active phase of testing and are in the initial data analysis stage of the projects. The process is ongoing and to date, $175,950 has been expensed, all of which has been recorded as part of Research and development costs on the accompanying statement of operations for the year ended December 31, 2013. The remaining costs of approximately $49,000 will be recorded in future period once the service has been rendered.

We have a development agreement with a Pennsylvania-based Clinical Research Organization (“CRO”) specializing in formulation and manufacturing of clinical research grade pharmaceutical products. The agreement calls for the CRO to use our API to formulate and manufacture Phase1 and 2 clinical trial pharmaceutical products. The total cost of the project was $385,000, paid in progress installments over the length of the development and compounding process. The process was completed upon shipment of clinical supplies to Russia and during the year ended December 31, 2013. The Company recognized $166,422 and $218,847 pursuant to the agreement which was recorded as part of Research and Development costs on the accompanying consolidated statement of operations for the years ended December 31, 2013 and 2012, respectively.

During the year ended December 31, 2013 and 2012, we recorded additional research and development costs of $1,451,041 and $534,873 respectively representing fees paid to research and development consultants, purchase of testing materials, development of tablet formulation services and other testing costs and fees incurred.